MAINSTAY CBRE GLOBAL INFRASTRUCTURE MEGATRENDS FUND

51 MADISON AVENUE

NEW YORK, NY 10010

September 7, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay CBRE Global Infrastructure Megatrends Fund (the “Fund”)

File Nos. 333-255283 and 811-23654

Dear Sir/Madam:

Transmitted herewith is a copy of Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”). This filing is being made for the purposes of (i) responding to comments of the staff of the U.S. Securities and Exchange Commission to the Registration Statement; (ii) completing items required to be included in the Registration Statement; (iii) filing required exhibits; and (iv) making certain non-material changes to the Registration Statement.

Please direct any questions concerning the filing to the undersigned at 201-744-3598 or brian_j_mcgrady@newyorklife.com.

Sincerely,

/s/ Brian J. McGrady

Brian J. McGrady

Assistant Secretary

cc:	J. Kevin Gao

Thomas C. Bogle

William Bielefeld